Investments in unconsolidated entities	12 Months Ended
Dec. 31, 2020
Investments in unconsolidated entities
Investments in unconsolidated entities	Investments in unconsolidated entities
Sirius Group's investments in unconsolidated entities are included within Other long-term investments and consist of investments in common equity securities or similar instruments, which give Sirius Group the ability to exert significant influence over the investee's operating and financial policies ("equity method eligible unconsolidated entities"). Such investments may be accounted for under either the equity method or, alternatively, Sirius Group may elect to account for them under the fair value option.
The following table presents the components of Other long-term investments as of December 31, 2020 and 2019:

(Millions)	2020	2019
Equity method eligible unconsolidated entities, at fair value	$219.0	$151.9
Other unconsolidated investments, at fair value(1)	227.4	194.9
Total Other long-term investments(2)	$446.4	$346.8
(1)Includes Other long-term investments that are not equity method eligible.
(2)There were no investments accounted for using the equity method as of December 31, 2020 and 2019.
Equity method eligible unconsolidated entities, at fair value
Sirius Group has elected the Fair Value Option to account for its equity method eligible investments accounted for as part of Other long-term investments for consistency of presentation with rest of its investment portfolio. The following table presents Sirius Group's investments in equity method eligible unconsolidated entities as of December 31, 2020 and 2019:

	Ownership interest as of December 31,
Investee	2020	2019	Instrument Held
BE Reinsurance Limited	24.9%	24.9%	Common shares
BioVentures Investors (Offshore) IV LP	73.0%	73.0%	Units
Camden Partners Strategic Fund V (Cayman), LP	39.4%	39.4%	Units
Diamond LS I LP	15.4%	16.0%	Units
Gateway Fund LP	22.9%	15.0%	Units
Monarch	12.8%	12.8%	Units
New Energy Capital Infrastructure Credit Fund LP	29.8%	30.5%	Units
New Energy Capital Infrastructure Offshore Credit Fund LP	29.8%	30.5%	Units
Pie Preferred Stock(1)	11.9%	30.1%	Preferred shares
Pie Series B Preferred Stock(1)	8.6%	22.4%	Preferred shares
Quintana Energy Partners	21.8%	21.8%	Units
Tuckerman Capital V LP	48.3%	48.3%	Units
Tuckerman Capital V Co-Investment I LP	48.8%	48.1%	Units
(1)Sirius Group holds investments in several financing instruments of Pie Insurance Holdings, Inc.
The following tables present aggregated summarized financial information for Sirius Group's investments in equity method eligible unconsolidated entities:

	As of December 31,
(Millions)	2020	2019
Balance sheet data:
Total assets	$617.8	$594.5
Total liabilities	$76.3	$47.6

	For the years ended December 31,
(Millions)	2020	2019	2018
Income statement data:
Revenues	$59.4	$72.7	$55.4
Expenses	$(96.5)	$(30.2)	$(25.1)